Material accounting policies - Vessels, property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025 $ / t
Dry bulk vessels, Chemical tankers, Containers and Crude oil tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
FSO/FPSO
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Extension term of contract	10 years
CSOVs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
CTV's
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years
plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Other tangible assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Other tangible assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
dry-docking | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years 6 months
dry-docking | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
crude oil tanker
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	460
Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	470
Dry bulk vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	460
Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	480